COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

4. COMMITMENTS AND CONTINGENCIES

Loan Agreement

On March 22, 2016, the Company entered into a loan agreement (as amended, the “DECD Loan Agreement”) with the State of Connecticut Department of Economic and Community Development (the “DECD”), pursuant to which the Company may borrow up to $4,000,000 from the DECD. The loan bears interest at a fixed rate of 2.0% per annum and requires equal monthly payments of principal and interest until maturity, which occurs on January 1, 2032. As security for the loan, the Company has granted the DECD a blanket security interest in the Company’s personal and intellectual property. The DECD’s security interest in the Company’s intellectual property may be subordinated to a qualified institutional lender.

The loan may be prepaid at any time without premium or penalty. An initial disbursement of $2,000,000 (“Loan 1”) was made to the Company on April 15, 2016 under the DECD Loan Agreement. On December 3, 2020, the Company received a disbursement of the remaining $2,000,000 (“Loan 2”) under the DECD Loan Agreement, as the Company had achieved the target employment milestone necessary to receive an additional $1,000,000 under the DECD Loan Agreement and the DECD determined to fund the remaining $1,000,000 under the DECD Loan Agreement after concluding that the required revenue target would likely have been achieved in the first quarter of 2020 in the absence of the impacts of COVID-19.

Under the terms of the DECD Loan Agreement, the Company was eligible for forgiveness of up to $1,500,000 of the principal amount of the loan if it was able to achieve certain job creation and retention milestones by December 31, 2022. On June 26, 2023, the Company was notified by the DECD that the Company satisfied all job creation and retention requirements under the loan agreement to receive forgiveness of $1,000,000. During the year ended December 31, 2023, the Company recorded the $1,000,000 as other income in the statement of operations. If the Company fails to maintain its Connecticut operations through March 22, 2026, the DECD may require early repayment of a portion or all of the remaining amount of the loan plus a penalty of 5% of the total funded loan.

On June 6, 2023, the Company was granted a deferral of interest and principal payments on a portion of the remaining outstanding balances through December 1, 2023. On January 30, 2024, the Company was granted an additional deferral of interest and principal payments on a portion of the remaining outstanding balances through June 1, 2024. The Company determined the loan deferrals met the definition of a troubled debt restructuring under ASC 470-60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and the lenders granted a concession. The future undiscounted cash flows of the DECD loan after the loan deferrals exceeded the carrying value of the DECD loan prior to the loan deferrals. As such no gain was recognized as a result of the deferrals.

On October 2, 2024, the Company executed an additional deferral agreement (the “October 2 Deferral”), which provides for both the interest and principal payments on Loan 1 to be deferred for August and September 2024. Payments resumed in October 2024. The October 2 Deferral also provides for both the interest and principal payments on Loan 2 to be deferred from August 2024 to May 2027, with payments resuming in June 2027. The Company determined these loan deferrals also met the definition of a troubled debt restructuring under ASC 470-60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and the lenders granted a concession. The future undiscounted cash flows of the DECD loan after the loan deferrals exceeded the carrying value of the DECD loan prior to the loan deferrals. As such, no gain was recognized as a result of the deferrals.

Long-term debt, as adjusted for the October 2 Deferral, consisted of the following:

	September 30,	December 31,
	2024	2023
(in thousands)
DECD loan, net of issuance costs	$1,563	$1,596
Less: Current portion, net of issuance costs	(229)	(166)
Total long-term debt, net of issuance costs	$1,334	$1,430

As of September 30, 2024, the annual amounts of future minimum principal payments due under the Company’s contractual obligation are shown in the table below. Unamortized debt issuance costs for the DECD loan were $6,000 and $8,000 as of September 30, 2024 and December 31, 2023, respectively.

	Payments Due by Period
(in thousands)	Total	2024	2025	2026	2027	2028	Thereafter
DECD Loan	$1,569	$58	$233	$238	$145	$213	$682
Total	$1,569	$58	$233	$238	$145	$213	$682

Insurance Notes

During 2023, the Company entered into an insurance promissory note for the payment of insurance premiums at an interest rate of 7.79%, with an aggregate principal amount outstanding of approximately $0 and $670,000 as of September 30, 2024 and December 31, 2023, respectively. Interest paid for the promissory note was $6,000 and $18,000 for three and nine months ended September 30, 2024. Interest paid for the promissory note was $5,000 and $17,000 for three and nine months ended September 30, 2023. This note was payable in nine monthly installments with a maturity date of October 1, 2024 and had no financial or operational covenants.

Operating Leases

The Company leases facilities to support its business. The Company’s principal facility, including the Clinical Laboratory Improvements Amendments of 1988 (“CLIA”) laboratory used by Aspira Labs, Inc., is located in Austin, Texas, and an administrative office is located in Shelton, Connecticut. The Company also had an administrative office in Palo Alto, California through May 31, 2024.

The expense associated with these operating leases for the three and nine months ended September 30, 2024 and 2023 is shown in the table below (in thousands).

		Three Months Ended September 30,
Lease Cost	Classification	2024	2023
Operating rent expense
	Cost of revenue	$19	$18
	Research and development	7	19
	Sales and marketing	2	4
	General and administrative	10	35
Variable rent expense
	Cost of revenue	11	11
	Research and development	4	4
	Sales and marketing	2	3
	General and administrative	8	21

		Nine Months Ended September 30,
Lease Cost	Classification	2024	2023
Operating rent expense
	Cost of revenue	$67	$66
	Research and development	38	43
	Sales and marketing	5	8
	General and administrative	52	90
Variable rent expense
	Cost of revenue	$33	$41
	Research and development	9	10
	Sales and marketing	6	7
	General and administrative	26	64

Based on the Company’s leases as of September 30, 2024, the table below sets forth the approximate future lease payments related to operating leases with initial terms of one year or more (in thousands).

Year	Payments
2024 (remaining three months)	$54
2025	229
2026	223
2027	84
2028	52
Total Operating Lease Payments	642
Less: Imputed Interest	(63)
Present Value of Lease Liabilities	579
Less: Operating Lease Liability, current portion	(192)
Operating Lease Liability, non-current portion	$387

Weighted-average lease term and discount rate were as follows.

	Nine Months Ended September 30,
	2024	2023
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows relating to operating leases	$257	$334
Weighted-average remaining lease term (in years)	3.0	2.8
Weighted-average discount rate	7.25%	8.08%

Non-cancellable Royalty Obligations

The Company is a party to an amended research collaboration agreement with The Johns Hopkins University School of Medicine under which the Company licenses certain of its intellectual property directed at the discovery and validation of biomarkers in human subjects, including but not limited to clinical application of biomarkers in the understanding, diagnosis and management of human disease. Under the terms of the amended research collaboration agreement, Aspira is required to pay the greater of 4% royalties on net sales of diagnostic tests using the assigned patents or annual minimum royalties of $57,500. Royalty expense for the three months ended September 30, 2024 and 2023 totaled $71,000 and $75,000, respectively. Royalty expense for the nine months ended September 30, 2024 and 2023 totaled $222,000 and $253,000, respectively, and are recorded in cost of revenue in the unaudited condensed consolidated statements of operations.

Business Agreements

On August 8, 2022, the Company entered into a sponsored research agreement with Harvard’s Dana-Farber Cancer Institute, Brigham & Women’s Hospital, and Medical University of Lodz (the “Dana-Farber, Brigham, Lodz Research Agreement”), for the generation of a multi-omic, non-invasive diagnostic aid to identify endometriosis based on circulating microRNAs and proteins. The Dana-Farber, Brigham, Lodz Research Agreement requires payments to be made upon the achievement of certain milestones. Under the terms of and as further described in the Dana-Farber, Brigham, Lodz Research Agreement, payments of approximately $1,252,000 have or will become due from the Company to the counterparties upon successful completion of certain deliverables as follows: 68% was paid in 2022, 15% was paid in 2023, and the remaining 17% will become payable upon completion of certain deliverables estimated to occur in the fourth quarter of 2024. During the three months ended September 30, 2024 and 2023, approximately $67,000 and $17,000 has been recorded, respectively. During the nine months ended September 30, 2024 and 2023, approximately $118,000 and $64,000 has been recorded, respectively, as research and development expense in the unaudited condensed consolidated financial statement of operations for the project. From the inception of the Dana-Farber, Brigham, Lodz Research Agreement through September 30, 2024, research and development expenses in the cumulative amount of $1,202,000 have been recorded.

On March 20, 2023, the Company entered into a licensing agreement (“Dana-Farber, Brigham, Lodz License Agreement”) with Harvard’s Dana-Farber Cancer Institute, Brigham & Women’s Hospital, and Medical University of Lodz under which the Company will license certain of its intellectual property to be used in the Company’s OvaSuite product portfolio. Under the Dana-Farber, Brigham, Lodz License Agreement, the Company paid an initial license fee of $75,000 and pays an annual license maintenance fee of $50,000 on each anniversary of the date of the Dana-Farber, Brigham, Lodz License Agreement. The Company recorded $38,000 in annual license maintenance fees during the nine months ended September 30, 2024. The Dana-Farber, Brigham, Lodz License Agreement also requires non-refundable royalty payments of up to $1,350,000 based on certain regulatory approvals and commercialization milestones and further royalty payments based on the net sales of the Company’s products included under the Dana-Farber, Brigham, Lodz License Agreement. No milestones have been reached as of September 30, 2024.

Contingent Liabilities

From time to time, the Company is involved in legal proceedings and regulatory proceedings arising from operations. The Company establishes reserves for specific liabilities in connection with legal actions that management deems to be probable and estimable. The Company is not currently a party to any proceeding, the adverse outcome of which would have a material adverse effect on the Company’s financial position or results of operations.

NOTE 6: COMMITMENTS, CONTINGENCIES AND DEBT

Loan Agreement

On March 22, 2016, the Company entered into a loan agreement (as amended, the “DECD Loan Agreement”) with the DECD, pursuant to which the Company may borrow up to $4,000,000 from the DECD. The loan bears interest at a fixed rate of 2.0% per annum and requires equal monthly payments of principal and interest until maturity, which would have occurred on April 15, 2026. As security for the loan, the Company has granted the DECD a blanket security interest in the Company’s personal and intellectual property. The DECD’s security interest in the Company’s intellectual property may be subordinated to a qualified institutional lender.

The loan may be prepaid at any time without premium or penalty. An initial disbursement of $2,000,000 was made to the Company on April 15, 2016 under the DECD Loan Agreement. On December 3, 2020, the Company received a disbursement of the remaining $2,000,000 under the DECD Loan Agreement, as the Company had achieved the target employment milestone necessary to receive an additional $1,000,000 under the DECD Loan Agreement and the DECD determined to fund the remaining $1,000,000 under the DECD Loan Agreement after concluding that the required revenue target would likely have been achieved in the first quarter of 2020 in the absence of the impacts of COVID-19.

Under the terms of the DECD Loan Agreement, the Company was eligible for forgiveness of up to $1,500,000 of the principal amount of the loan if it was able to achieve certain job creation and retention milestones by December 31, 2022. On June 26, 2023, the Company was notified by the DECD that the Company satisfied all job creation and retention requirements under the loan agreement to receive forgiveness of $1,000,000. During the year ended December 31, 2023, the Company recorded the $1,000,000 as other income in the statement of operations. If the Company fails to maintain its Connecticut operations through March 22, 2026, the DECD may require early repayment of a portion or all of the loan plus a penalty of 5% of the total funded loan.

On June 6, 2023, the Company was granted a deferral of interest and principal payments on a portion of the remaining outstanding balances through December 1, 2023. On January 30, 2024, the Company was granted an additional deferral of interest and principal payments on a portion of the remaining outstanding balances through June 1, 2024. The Company determined the loan deferrals met the definition of a troubled debt restructuring under ASC 470-60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and the lenders granted a concession. The future undiscounted cash flows of the DECD loan after the loan deferrals exceeded the carrying value of the DECD loan prior to the loan deferrals. As such no gain was recognized as a result of the deferrals.

Long-term debt consisted of the following:

	December 31,	December 31,
	2023	2022
(in thousands)
DECD loan, net of issuance costs	$1,596	$2,718
Less: Current portion, net of issuance costs	(166)	(403)
Total long-term debt, net of issuance costs	$1,430	$2,315

As of December 31, 2023, the annual amounts of future minimum principal payments due under the Company’s contractual obligation are shown in the table below. Unamortized debt issuance costs for the DECD loan were $8,000. Debt related to the insurance promissory note of $670,000, as described below, is not included in the following table due to the insurance promissory note being cancelable.

	Payments Due by Period
(in thousands)	Total	2024	2025	2026	2027	2028	Thereafter
DECD Loan	$1,604	$170	$335	$342	$215	$129	$413
Total	$1,604	$170	$335	$342	$215	$129	$413

The DECD loan is classified within Level 3 of the fair value hierarchy. The following table presents the carrying value and fair value of the DECD loan. The fair value is estimated based on the discounted cash flows using the prevailing marketing interest rates.

		December 31,		December 31,
		2023		2022
(in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
DECD loan	Level 3	$1,604	$1,255	$2,729	$2,110

Insurance Notes

During 2023 and 2022, the Company entered into insurance promissory notes for the payment of insurance premiums at an interest rate of 7.79% and 5.48% respectively, with an aggregate principal amount outstanding of approximately $670,000 and $764,000 as of December 31, 2023 and 2022, respectively. The amount outstanding in 2023 could be substantially offset by the cancellation of the related insurance coverage which is classified in prepaid insurance. These notes are payable in ten monthly installments with maturity dates of October 1, 2024 and October 1, 2023, respectively.

The carrying value of the Company’s insurance promissory note approximates fair value at December 31, 2023 and 2022, due to the short-term nature of the insurance note and are classified as Level 2 within the fair value hierarchy.

Operating Leases

The Company leases facilities to support its business of discovering, developing and commercializing diagnostic tests in the fields of gynecologic disease. The Company’s principal facility, including the CLIA laboratory used by Aspira Labs, is located in Austin, Texas, and administrative offices are located in Shelton, Connecticut and Palo Alto, California.

In July 2023, the Company extended the Austin, Texas lease for an additional 37 months. The Company’s renewed lease expires on February 28, 2027, with the option to extend the lease for an additional three years. Prior to the renewal, the Company’s Texas lease had a term of 12 months, and the Company has elected the policy of not recording leases on the balance sheet when the leases have terms of 12 months or less. Through June 30, 2023, the Company recognized the lease payments in profit and loss on a straight-line basis over the term of the lease, and variable lease payments in the period in which the obligation for the payments was incurred. Variable lease costs represent our share of the landlord’s operating expenses. Beginning in the third quarter of 2023, the Company added the extended Austin, Texas lease to its balance sheet as a right-of-use asset. The Company is not reasonably certain that it will exercise the three year renewal option beginning on March 1, 2027.

In October 2015, the Company entered into a lease agreement for a facility in Trumbull, Connecticut, which was renewed in September 2020. On May 30, 2023, the Company entered into an agreement with the owner of its Trumbull, Connecticut offices to move to a more economical location in Shelton, Connecticut. The new lease in Shelton, Connecticut cancelled and replaced the Trumbull, Connecticut office lease. The new lease term is for five years, and its commencement date was October 1, 2023. Continuation of the lease would be on a month-to-month basis.

In January 2023, the Company entered into a new sublease agreement for an administrative facility in Palo Alto, California. The Company’s sublease term commenced in April 2023 and expires on May 31, 2024, with no option for renewal with the sublessor.

The sublessor, Invitae, filed for bankruptcy on February 15, 2024. There will be no impact to the Company as a result of this bankruptcy filing.

The expense associated with these operating leases for the years ended December 31, 2023 and 2022 is shown in the table below (in thousands). Included in the amounts below are $58,000 and $32,000 of short term lease expenses related to rent and variable costs, respectively, for one lease during 2023 prior to its treatment as a right-of-use asset and $114,000 and $54,000 related to rent and variable costs, respectively, during 2022.

		Year Ended December 31,
Lease Cost	Classification	2023	2022
Operating rent expense
	Cost of revenue	$83	$79
	Research and development	63	27
	Sales and marketing	11	37
	General and administrative	115	66
Variable rent expense
	Cost of revenue	$52	$39
	Research and development	14	22
	Sales and marketing	9	34
	General and administrative	74	67

Based on the Company’s leases as of December 31, 2023, the table below sets forth the approximate future lease payments related to operating leases with initial terms of one year or more (in thousands).

Year	Payments
2024	$194
2025	167
2026	171
2027	84
2028	52
Total Operating Lease Payments	668
Less: Imputed Interest	(82)
Present Value of Lease Liabilities	586
Less: Operating Lease Liability, current portion	(159)
Operating Lease Liability, non-current portion	$427

Supplemental disclosure of cash flow information related to leases for the years ended December 31, 2023 and 2022 is shown in the table below (in thousands).

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows relating to operating leases	$459	$362
Weighted-average remaining lease term (in years)	3.6	3.5
Weighted-average discount rate	7.30%	9.30%

Non-cancelable Royalty Obligations and Other Commitments

The Company is a party to an amended research collaboration agreement with The Johns Hopkins University School of Medicine under which the Company licenses certain of its intellectual property directed at the discovery and validation of biomarkers in human subjects, including but not limited to clinical application of biomarkers in the understanding, diagnosis and management of human disease. Under the terms of the amended research collaboration agreement, Aspira is required to pay the greater of 4% royalties on net sales of diagnostic tests using the assigned patents or annual minimum royalties of $57,500. Royalty expense for the years ended December 31, 2023 and 2022 totaled $324,000 and $318,000, respectively, as recorded in cost of revenue in the consolidated statements of operations.

Commercial Reorganization

During the first quarter of 2022, the Company executed a commercial reorganization resulting in the separation of a number of employees. The organizational changes resulted in the recording within the consolidated statement of operations in sales and marketing, research and development and general and administrative expenses of one-time severance, separation, and settlement charges of approximately $1,284,000. These amounts have been partially offset by insurance reimbursement of $523,000. All charges were settled as of December 31, 2022.

Business Agreements

In August 2022, the Company entered into a sponsored research agreement with Harvard’s Dana-Farber Cancer Institute, Brigham & Women’s Hospital, and Medical University of Lodz for the generation of a multi-omic, non-invasive diagnostic aid to identify endometriosis based on circulating miRNAs and proteins. The results of this collaboration will be advanced, co-developed technology to guide medical and clinical management of women presenting with symptoms of endometriosis. This collaboration is expected to accelerate the development and commercialization of future endometriosis products, such as EndoCheck. The contract requires payments to be made upon the achievement of certain milestones. Under the terms of and as further described in the agreement, payments of approximately $1,252,000 have or will become due from the Company to the counterparties upon successful completion of certain deliverables in 2022 and 2023 as follows: 68% was paid in 2022, 15% was paid in 2023, and the remaining 17% will become payable upon completion of certain deliverables estimated to occur in the first half of 2024. During the year ended December 31, 2023, approximately $215,000 has been recorded as research and development expense in the Company’s consolidated financial statement of operations for the project. During the year ended December 31, 2022, approximately $868,000, was recorded as research and development expense in the Company’s consolidated financial statement of operations for the project. From the inception of the Dana-Faber, Brigham, Lodz Research Agreement through December 31, 2023, research and development expenses in the cumulative amount of $1,083,000 have been recorded. From the inception of the Dana-Faber, Brigham, Lodz Research Agreement through December 31, 2023, the Company made payments totaling $1,040,000. Additional payments of $212,000 are due to the collaboration partners in 2024 under the terms of the agreement.

On March 20, 2023, the Company entered into a licensing agreement (“Dana-Faber, Brigham, Lodz License Agreement”) with Harvard’s Dana-Farber Cancer Institute, Brigham & Women’s Hospital, and Medical University of Lodz under which the Company will license certain of its intellectual property to be used in the Company’s OvaSuite product portfolio. Under the Dana-Faber, Brigham, Lodz License Agreement, the Company paid an initial license fee of $75,000, which was recorded as research and development expense on the Company’s consolidated financial statement of operations, and then will pay a license maintenance fee of $50,000 on each anniversary of the date of the Dana-Faber, Brigham, Lodz License Agreement. The Dana-Faber, Brigham, Lodz License Agreement also requires non-refundable royalty payments of up to $1,350,000 based on certain regulatory approvals and commercialization milestones and further royalty payments based on the net sales of the Company’s products included under the Dana-Faber, Brigham, Lodz License Agreement. No milestones have been reached as of December 31, 2023.

Contingent Liabilities

From time to time, the Company is involved in legal proceedings and regulatory proceedings arising from operations. The Company establishes reserves for specific liabilities in connection with legal actions that management deems to be probable and estimable. The Company is not currently a party to any proceeding, the adverse outcome of which would have a material adverse effect on the Company’s financial position or results of operations.